Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-31258

02013755

Cert NYS

NYSE

RECD S.E.C.
FEB 11 2002

February 11, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
APR 09 2002
THOMSON
FINANCIAL P

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Anteon International Corporation, Common Stock, par value $.01 per share and Preferred stock purchase rights. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 11, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho